Interest and Finance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Interest Expense [Abstract]
Interest expense on bank debt (Note 8)	$ 3,191	$ 1,596	$ 1,710
Interest expense and other fees on related party debt (Note 5)	277	0	0
Amortization of deferred financing costs on bank and related party debt	402	143	325
Commitment fees and other	96	62	54
Total	$ 3,966	$ 1,801	$ 2,089